Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Schedule of related parties
Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2022	December 31, 2021
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment in demand	$5,800	$-
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment in demand	3,550	-
Feng Weidong	CTO of the Company	Other receivables	Repayment in demand	3,550	-
Yongbao Information Technology Co., Ltd.	Related Company	Inter-transaction	Repayment in demand	-	4,705
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment in demand	1,900	1,901
Kong Deyu	Senior management of the Company	Other receivables	Repayment in demand	-	-
Li Sing Leung	CFO of the Company	Other receivables	Repayment in demand	-	8
Wang Yilin	Director of China SOS	Other receivables	Repayment in demand	-	-
Qingdao SOS Industry Holding Co,, Ltd	Related Partyq	Other receivables	Repayment in demand	54,238	25,700
				$69,038	$32,306

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2022	December 31, 2021
Yongbao Insurance Agency Co., Ltd.	Common shareholder	Inter-transaction	Repayment in demand	$-	$-
Wang Yilin	Director of China SOS	Account payables	Repayment in demand	3	13
Wu Wenbin	Non-executive director	Account payables	Repayment in demand	25	15
Li Sing Leung	CFO of the Company	Other payables	Repayment in demand	8	8
Wang Yaxian	Shareholder of the Company	Other payables	Repayment in demand	-	-
Bian Jingxue	Senior management of the Company	Other payables	Repayment in demand	-	-
Qingdao SOS Industry Holding Co,, Ltd.	Related Party	Other payables	Repayment in demand	607	-

				$643	$36